Employee Future Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 4,817	$ 4,675
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	645	640
U.S. plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	3,079	3,052
U.S. plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	550	621
U.S. plans [Member] | Pension defined benefit plans [member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	2,529	2,431
U.S. plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	478	489
U.S. plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	31	32
U.S. plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	447	457
Canadian plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,738	1,623
Canadian plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	301	332
Canadian plans [Member] | Pension defined benefit plans [member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,437	1,291
Canadian plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	167	151
Canadian plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	25	22
Canadian plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 142	$ 129